BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS (TABLES)	12 Months Ended
Dec. 28, 2012
Components Of Billings In Excess Of Cost And Accrued Earnings On Contracts [Abstract]
Billings in excess of costs and accrued earnings on contracts [Table Text Block]
	December 28,	December 30,
(In millions)	2012	2011
Billings in excess of costs and accrued earnings on contracts	$211.7	$216.4
Project-related legal liabilities and other project-related reserves	55.2	38.0
Advance payments negotiated as a contract condition	9.8	24.6
Normal profit liabilities	4.8	12.7
Estimated losses on uncompleted contracts	7.6	19.1
Total	$289.1	$310.8